                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06330

Morgan Stanley Limited Duration U.S. Treasury Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2005

Date of reporting period: November 30, 2004


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Limited Duration U.S. Treasury Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

FUND REPORT

For the six-month period ended November 30, 2004

TOTAL RETURN FOR THE 6 MONTHS ENDED NOVEMBER 30, 2004

                         LEHMAN BROTHERS
      MORGAN STANLEY            1-3 YEAR         LIPPER SHORT
    LIMITED DURATION     U.S. GOVERNMENT        U.S. TREASURY
 U.S. TREASURY TRUST       BOND INDEX(1)     FUNDS AVERAGE(2)
               0.34%               0.91%               0.68%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. For the most recent month-end performance figures, please visit morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost.

Fund's total return figure assumes the reinvestment of all distributions. See Performance Summary for standardized performance information.

MARKET CONDITIONS

The six-month review period began on a positive economic note following the release of strong economic data in April, including figures for March employment growth that exceeded expectations. In response, the Federal Reserve Open Market Committee (the "Fed") began raising interest rates in May and continued to do so in subsequent months. The review period ended with a federal funds rate of 2.00%, a full percentage point higher than when the review period began.

Despite the rate increases over the summer, investors' concerns over faltering employment growth, a steady rise in oil prices and uncertainty over the outcome of the U.S. presidential election resulted in lower yields across intermediate and longer-maturity bonds over the third quarter of 2004. However, interest rates rose again in the middle of the fourth calendar quarter of 2004 due, in part, to the conclusion of the election, a strong October employment report, significant increases in October's producer and consumer price indices and positive comments on the economy from the Fed's Alan Greenspan.

Overall, performance results for U.S. Treasury securities generally lagged those of corporate and mortgage-backed securities for the six-month period under review. Investor's sought higher yielding non-Treasury securities based on the perception that an improving economy would support the credit worthiness of corporate borrowers.

PERFORMANCE ANALYSIS

Morgan Stanley Limited Duration U.S. Treasury Trust underperformed the Lehman Brothers 1-3 Year U.S. Government Bond Index and the Lipper Short U.S. Treasury Funds Average, assuming no deduction of applicable sales charges, for the six months ended November 30, 2004. The Fund was positioned throughout the period with a level of interest-rate sensitivity below that of the Lehman index. This stance proved detrimental during several key points in the period when interest rates moved lower. The Fund's focus on Treasury securities was a further impediment, as other areas of the government bond markets, such as agency securities, generally outperformed Treasuries.

While the Fund's interest-rate sensitivity was largely negative for the period, it did help to limit the Fund's losses during the weeks in this period when interest rates spiked. This was especially true in the last weeks of the period, which were marked by rising yields across the market.

There is no guarantee that any securities mentioned will continue to perform well or be held by the Fund in the future.

   PORTFOLIO COMPOSITION
   U.S. Treasuries                                     99.9%
   Short-Term Paper                                     0.1

   LONG-TERM CREDIT ANALYSIS
   Aaa/AAA                                           100%

Data as of November 30, 2004. Subject to change daily. All percentages for portfolio composition are as a percentage of total investments. The percentage for long-term credit analysis is a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

THE FUND WILL INVEST ALL OF ITS NET ASSETS IN U.S. TREASURY SECURITIES. THE FUND'S "INVESTMENT MANAGER," MORGAN STANLEY INVESTMENT ADVISORS INC., SEEKS TO MAINTAIN AN OVERALL DURATION OF THE FUND'S PORTFOLIO OF THREE YEARS OR LESS. U.S. TREASURY SECURITIES ARE DIRECT OBLIGATIONS OF THE U.S. GOVERNMENT AND CAN TAKE THE FORM OF BONDS, NOTES OR BILLS. THE U.S. GOVERNMENT BORROWS MONEY FROM THE INVESTOR WHO BUYS THE SECURITY. U.S. TREASURY SECURITIES GENERALLY PAY INTEREST AT REGULAR INTERVALS UNTIL THEY MATURE, AT WHICH POINT INVESTORS GET THEIR PRINCIPAL BACK. U.S. TREASURY SECURITIES ARE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE,

HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102. YOU MAY OBTAIN COPIES OF A FUND'S FISCAL QUARTER FILINGS BY CONTACTING MORGAN STANLEY CLIENT RELATIONS AT (800) 869-NEWS.

PERFORMANCE SUMMARY


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED NOVEMBER 30, 2004

                                                                                                      (since 08/13/91)
   SYMBOL                                                                                                        LDTRX
   1 YEAR                                                                                                         0.53%(3)
   5 YEARS                                                                                                        3.85(3)
   10 YEARS                                                                                                       4.72(3)
   SINCE INCEPTION                                                                                                4.60(3)

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit morganstanley.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1) The Lehman Brothers 1-3 Year U.S. Government Bond Index is a sub-index of the Lehman Brothers Government Bond Index and is comprised of Agency and Treasury securities with maturities of one to three years. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper Short U.S. Treasury Funds Average tracks the performance of all funds in the Lipper Short U.S. Treasury Funds classification. The Average, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment.

(3)  Figure shown assumes reinvestment of all distributions.

EXPENSE EXAMPLE


As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 06/01/04 - 11/30/04.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                             06/01/04 -
                                                                     06/01/04            11/30/04             11/30/04
                                                                   -------------       -------------       ---------------
Actual (0.34% return).......................................         $1,000.00           $1,003.40              $4.07
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,021.01              $4.10

------------------

 * Expenses are equal to the Fund's annualized expense ratio of 0.81% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Morgan Stanley Limited Duration U.S. Treasury Trust
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                            DESCRIPTION
AMOUNT IN                                AND                               COUPON
THOUSANDS                           MATURITY DATE                           RATE        VALUE
-------------------------------------------------------------------------------------------------
             U.S. Government Obligations (99.5%)
             U.S. Treasury Notes
 $259,000    11/15/06....................................................   3.50%   $261,509,192
  142,100    02/15/06....................................................   5.625    146,979,146
   70,000    11/15/05....................................................   5.75      72,031,680
    5,000    08/15/07....................................................   6.125      5,377,540
   18,200    08/15/05....................................................   6.50      18,712,603
   17,465    02/15/10....................................................   6.50      19,720,447
  166,795    05/15/05....................................................   6.75     170,098,375
   50,000    05/15/06....................................................   6.875     52,877,000
                                                                                    ------------
             Total U.S. Government Obligations (Cost $752,848,903)...............    747,305,983
                                                                                    ------------
             Short-Term Investment (a) (0.1%)
             U.S. Government Obligation
             U.S. Treasury Bill
      690    12/16/04 (Cost $689,447)....................................   1.925        689,447
                                                                                    ------------

            Total Investments (Cost $753,538,350) (b)...................    99.6%   747,995,430

            Other Assets in Excess of Liabilities.......................     0.4      3,114,742
                                                                           -----   ------------
            Net Assets..................................................   100.0%  $751,110,172
                                                                           =====   ============

---------------------
   (a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
   (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross and net unrealized depreciation is $5,542,920.

                                                                               7
                       See Notes to Financial Statements

Morgan Stanley Limited Duration U.S. Treasury Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
November 30, 2004 (unaudited)

Assets:
Investments in securities, at value
  (cost $753,538,350).......................................  $747,995,430
Cash........................................................        56,554
Receivable for:
    Interest................................................     4,344,152
    Shares of beneficial interest sold......................       292,626
Prepaid expenses and other assets...........................       117,858
                                                              ------------
    Total Assets............................................   752,806,620
                                                              ------------
Liabilities:
Payable for:
    Shares of beneficial interest redeemed..................       758,620
    Dividends to shareholders...............................       355,642
    Distribution fee........................................       233,353
    Investment advisory fee.................................       183,406
    Administration fee......................................        49,946
Accrued expenses and other payables.........................       115,481
                                                              ------------
    Total Liabilities.......................................     1,696,448
                                                              ------------
    Net Assets..............................................  $751,110,172
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $820,764,082
Net unrealized depreciation.................................    (5,542,920)
Dividends in excess of net investment income................   (37,671,334)
Accumulated net realized loss...............................   (26,439,656)
                                                              ------------
    Net Assets..............................................  $751,110,172
                                                              ============
Net Asset Value Per Share,
81,105,496 shares outstanding (unlimited shares authorized
of $.01 par value)..........................................         $9.26
                                                              ============

                       See Notes to Financial Statements
 8

Morgan Stanley Limited Duration U.S. Treasury Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended November 30, 2004 (unaudited)

Net Investment Income:
Interest Income.............................................  $ 7,412,520
                                                              -----------
Expenses
Distribution fee............................................    1,389,731
Investment advisory fee.....................................    1,339,784
Transfer agent fees and expenses............................      278,321
Administration fee..........................................       49,947
Professional fees...........................................       49,599
Shareholder reports and notices.............................       28,564
Registration fees...........................................       27,027
Custodian fees..............................................       15,019
Trustees' fees and expenses.................................        8,652
Other.......................................................       27,605
                                                              -----------
    Total Expenses..........................................    3,214,249

Less: expense offset........................................       (1,240)
                                                              -----------
    Net Expenses............................................    3,213,009
                                                              -----------
    Net Investment Income...................................    4,199,511
                                                              -----------
Net Realized and Unrealized Gain (Loss):
Net realized gain...........................................      117,298
Net change in unrealized depreciation.......................   (1,423,400)
                                                              -----------
    Net Loss................................................   (1,306,102)
                                                              -----------
Net Increase................................................  $ 2,893,409
                                                              ===========

                       See Notes to Financial Statements

Morgan Stanley Limited Duration U.S. Treasury Trust
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                 FOR THE SIX       FOR THE YEAR
                                                                MONTHS ENDED          ENDED
                                                              NOVEMBER 30, 2004    MAY 31, 2004
                                                              -----------------   --------------
                                                                 (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................    $  4,199,511      $   10,211,476
Net realized gain...........................................         117,298           1,719,789
Net change in unrealized appreciation.......................      (1,423,400)         (9,780,241)
                                                                ------------      --------------
    Net Increase............................................       2,893,409           2,151,024
Dividends to shareholders from net investment income........     (18,114,003)        (42,781,689)
Net decrease from transactions in shares of beneficial
  interest..................................................     (59,907,394)       (188,299,418)
                                                                ------------      --------------
    Net Decrease............................................     (75,127,988)       (228,930,083)
Net Assets:
Beginning of period.........................................     826,238,160       1,055,168,243
                                                                ------------      --------------
End of Period
(Including dividends in excess of net investment income of
$37,671,334 and $23,756,842, respectively)..................    $751,110,172      $  826,238,160
                                                                ============      ==============

                       See Notes to Financial Statements
 10

Morgan Stanley Limited Duration U.S. Treasury Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2004 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Limited Duration U.S. Treasury Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is current income, preservation of principal and liquidity. The Fund was organized as a Massachusetts business trust on June 4, 1991 and commenced operations on August 13, 1991.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

E. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Morgan Stanley Limited Duration U.S. Treasury Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2004 (UNAUDITED) continued

2. Investment Advisory/Administration Agreement

Effective November 1, 2004, pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.27% to the net assets of the Fund determined as of the close of each business day.

Effective November 1, 2004, pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the fund's daily net assets.

Prior to November 1, 2004, the Fund had retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets pursuant to an investment management agreement pursuant to which the Fund paid the Investment Adviser a monthly management fee, accrued daily and payable monthly, by applying the annual rate of 0.35% to the Fund's average daily net assets.

3. Plan of Distribution

Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.35% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended November 30, 2004, the distribution fee was accrued at the annual rate of 0.35%.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended November 30, 2004 aggregated $160,106,355 and $221,720,582, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time

Morgan Stanley Limited Duration U.S. Treasury Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2004 (UNAUDITED) continued

of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the six months ended November 30, 2004 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,413. At November 30, 2004, the Fund had an accrued pension liability of $56,583 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                          FOR THE SIX                  FOR THE YEAR
                                                         MONTHS ENDED                      ENDED
                                                       NOVEMBER 30, 2004               MAY 31, 2004
                                                  ---------------------------   ---------------------------
                                                          (unaudited)
                                                    SHARES         AMOUNT         SHARES         AMOUNT
                                                  -----------   -------------   -----------   -------------
Shares sold.....................................    7,855,634   $  73,632,176    58,630,992   $ 572,228,885
Reinvestment of dividends.......................    1,397,988      13,067,072     3,141,667      30,338,060
                                                  -----------   -------------   -----------   -------------
                                                    9,253,622      86,699,248    61,772,659     602,566,945
Redeemed........................................  (15,657,304)   (146,606,642)  (81,256,736)   (790,866,363)
                                                  -----------   -------------   -----------   -------------
Net decrease....................................   (6,403,682)  $ (59,907,394)  (19,484,077)  $(188,299,418)
                                                  ===========   =============   ===========   =============

7. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or

Morgan Stanley Limited Duration U.S. Treasury Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2004 (UNAUDITED) continued

permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of May 31, 2004, the Fund had a net capital loss carryforward of $8,816,283 of which $332,823 will expire on May 31, 2005, $245,400 will expire on May 31, 2006, $22,291 will expire on May 31, 2007, $861,334 will expire on May 31, 2008,
$296,393 will expire on May 31, 2011 and $7,058,042 will expire on May 31, 2012 to offset future capital gains to the extent provided by regulations.

As of May 31, 2004, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), capital loss deferrals on wash sales, book amortization of premium on debt securities and dividend payable.

8. Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley Limited Duration U.S. Treasury Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                          FOR THE SIX                       FOR THE YEAR ENDED MAY 31,
                                         MONTHS ENDED      -------------------------------------------------------------
                                       NOVEMBER 30, 2004     2004         2003         2002          2001        2000
                                       -----------------   ---------   -----------   ---------     ---------   ---------
                                          (unaudited)
Selected Per Share Data:

Net asset value, beginning of
 period..............................        $ 9.44          $ 9.86        $ 9.91      $ 9.96        $ 9.66      $ 9.90
                                             ------          ------        ------      ------        ------      ------

Income (loss) from investment
 operations:
    Net investment income............          0.02            0.03          0.25        0.39(4)       0.56        0.51
    Net realized and unrealized gain
    (loss)...........................          0.01           (0.01)         0.08        0.10(4)       0.30       (0.24)
                                             ------          ------        ------      ------        ------      ------

Total income from investment
 operations..........................          0.03            0.02          0.33        0.49          0.86        0.27
                                             ------          ------        ------      ------        ------      ------

Less dividends from net investment
 income..............................         (0.21)          (0.44)        (0.38)      (0.54)        (0.56)      (0.51)
                                             ------          ------        ------      ------        ------      ------

Net asset value, end of period.......        $ 9.26          $ 9.44        $ 9.86      $ 9.91        $ 9.96      $ 9.66
                                             ======          ======        ======      ======        ======      ======

Total Return+........................          0.34%(1)        0.18%         3.40%       5.02%         9.12%       2.83%

Ratios to Average Net Assets:
Expenses.............................          0.81%(2)        0.71%         0.66%       0.70%         0.74%       0.80%(3)

Net investment income................          1.06%(2)        1.08%         1.51%       2.87%(4)      5.66%       5.25%

Supplemental Data:
Net assets, end of period, in
 thousands...........................      $751,110        $826,238    $1,055,168    $548,274      $308,197    $267,933

Portfolio turnover rate..............            21%(1)          71%           85%         77%          236%        255%

---------------------

     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Does not reflect the effect of expense offset of 0.01%.
    (4) Effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment
         Companies, as revised, related to premiums and discounts on debt securities. The effect of this change was to decrease net investment income per share by $0.24, increase net realized and unrealized gain or loss per share by $0.24 and decrease the ratio of net investment income to average net assets by 2.38%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.

                                                                              15
                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Joseph J. McAlinden
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Limited Duration
U.S. Treasury Trust

Semiannual Report
November 30, 2004

[MORGAN STANLEY LOGO]

38575RPT-RA05-00030P-Y11/04

Item 2.  Code of Ethics.

Not applicable for semiannual reports.


Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.


Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.


Item 6.

Refer to Item 1.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.


Item 8. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.


Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.


Item 10 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Limited Duration U.S. Treasury Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 20, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 20, 2005

                                       3